Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	AJG
Entity Registrant Name	GALLAGHER ARTHUR J & CO
Entity Central Index Key	0000354190
Entity Filer Category	Large Accelerated Filer